OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Accrued advertising expenses	¥ 34,942	¥ 268,455
58.com
Accrued advertising expenses		¥ 69,400